Segment information (Tables)	12 Months Ended
Dec. 31, 2022
Segment information
Summary of segment information

The segment information for the financial year 2022 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute 1)	Innovate	eliminations	Group
Revenues	735,635	204,730	(188,917)	751,448
Operating income (loss)	32,523	(11,673)	—	20,850

1) Included in the revenues for EVT Execute are revenues from contributions in the year 2022 in the amount of k€ 10,551.

The segment information for the financial year 2021 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute1)	Innovate	eliminations	Group
Revenues	610,168	146,982	(139,116)	618,034
Operating income (loss)	63,109	(22,113)	—	40,996

1) Included in the revenues for EVT Execute are revenues from contributions in the year 2021 in the amount of k€ 8,565.

The segment information for the financial year 2020 is as follows:

	EVT	EVT	Intersegment	Evotec
in k€	Execute1)	Innovate	eliminations	Group
Revenues	509,870	106,830	(115,776)	500,924
Operating income (loss)	77,362	(28,806)	—	48,556

1) Included in the revenues for EVT Execute are revenues from contributions in the year 2020 in the amount of k€ 4,648

Summary of non-current assets categorized by the location

	2022	2021
	k€	k€
United States	231,439	209,508
United Kingdom	211,115	196,543
Italy	227,113	188,858
France	205,749	129,178
Germany	160,970	105,283
Switzerland	—	14,089
Austria	3,914	2,697
Canada	1,906	1,913
	1,042,206	848,069